Taxes (Policies)	12 Months Ended
Dec. 31, 2021
Taxes
Accounting policy for income taxes

16.1.4.	Accounting policy for income taxes

Income tax expense for the period includes current and deferred taxes, recognized in the statement of income of the period, except when the tax arises from a transaction or event which is recognized directly in equity.

The calculations of these taxes are based on the rates of 25% for income tax (IRPJ) and 9% for social contribution on net income (CSLL), and the offsetting of the carryforward of credit losses and negative basis of CSLL, limited to 30% of taxable income for the year.

Income taxes expenses on profits arising from subsidiaries abroad are accounted for in the statement of income using the same income tax rates as used in Brazil, adjusted by dividends and results of equity-accounted investments.

a)	Current income taxes

Current income taxes are computed based on taxable profit for the year, determined in accordance with the rules established by the taxation authorities, using tax rates that have been enacted or substantively enacted at the end of the reporting period.

Current income taxes are offset when they relate to income taxes levied on the same taxable entity and by the same tax authority, when there is a legal right and the entity has the intention to set off current tax assets and current tax liabilities, simultaneously.

b)	Deferred income taxes

Deferred income taxes are recognized on temporary differences between the tax base of an asset or liability and its carrying amount. They are measured at the tax rates that are expected to apply to the period when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted by the end of the reporting period.

Deferred tax assets are generally recognized for all deductible temporary differences and carryforward of unused tax losses or credits to the extent that it is probable that taxable profit will be available against which those deductible temporary differences can be utilized. When there are insufficient taxable temporary differences relating to the same taxation authority and the same taxable entity, a deferred tax is recognized to the extent that it is probable that the entity will have sufficient taxable profit in future periods, based on projections approved by management and supported by the Company’s Strategic Plan.

Deferred tax assets and deferred tax liabilities are offset when they relate to income taxes levied on the same taxable entity, when a legally enforceable right to set off current tax assets and current tax liabilities exists and when the deferred tax assets and deferred tax liabilities relate to taxes levied by the same tax authority on the same taxable entity.